SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 70,994	$ 433,343	$ 0
Restricted Cash	176,800	176,800	0
Total cash and restricted cash presented in the statement of cash flows	$ 247,794	$ 610,143	$ 0